LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Land Use Rights And Intangible Assets 1	$ 18,240,000
Land Use Rights And Intangible Assets 2		111,370,000
Land Use Rights And Intangible Assets 3	19,090,000
Land Use Rights And Intangible Assets 4		120,260,000
Land Use Rights And Intangible Assets 5	309,000
Land Use Rights And Intangible Assets 6	120,000
Land Use Rights And Intangible Assets 7	44,000
Land Use Rights And Intangible Assets 8	1,090,000
Land Use Rights And Intangible Assets 9	2,170,000
Land Use Rights And Intangible Assets 10	1,710,000
Land Use Rights And Intangible Assets 11	$ 2,010,000